Derivative Instruments - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares NOK / Derivative shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 NOK / shares	Jan. 31, 2014 USD ($)
Derivative [Line Items]
Derivatives, Description of Objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Fair value of stock purchase warrant	$ 5,164	$ 4,657
Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of stock purchase warrants | shares	1
Unrealized gains on the derivative asset	$ 500	1,200
Tanker Investments Ltd [Member] | Maximum [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares	750,000
Tanker Investments Ltd [Member] | Minimum [Member] | Tranche One [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	77.08
Tanker Investments Ltd [Member] | Minimum [Member] | Tranche Two [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	92.50
Tanker Investments Ltd [Member] | Minimum [Member] | Tranche Three [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	107.91
Tanker Investments Ltd [Member] | Minimum [Member] | Tranche Four [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	123.33
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps realized loss	$ (9,800)	(10,000)	$ (9,900)
Interest rate swaps unrealized gain	$ 7,700	7,100	$ 8,400
Warrant [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)	$ 10.00			NOK 61.67
Fair value of stock purchase warrant	$ 5,164	$ 4,657			$ 3,420
Consecutive trading days	10 days